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                                   Law Offices
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                            Telephone: (215) 988-2700
                               Fax: (215) 988-2757


                                 October 1, 1999


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Westcore Trust (Registration Nos. 2-75677 and 811-3373)
     -------------------------------------------------------

Ladies and Gentlemen:

          On behalf of Westcore Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Trust's Equity & Bond Funds Prospectus and the Trust's Statement of Additional Information, each dated October 1, 1999, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #50"), which was filed on September 30, 1999; and the text of PEA #50 has been filed electronically.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2728.

                                             Sincerely,


                                             /s/ Michael Dresnin
                                             -------------------
                                                Michael Dresnin

MD